Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2019 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 3,642	[1]	$ 72,440			$ 56,796
Noncurrent assets	9,583	[1]	190,626			201,043
Current liabilities	2,154	[1]	42,845			51,010
Noncurrent liabilities	4,915	[1]	$ 97,764			$ 77,144
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | $	21,787				$ 11,122
Noncurrent assets | $	4				93
Current liabilities | $	2,645				2,762
Noncurrent liabilities | $	$ 50,969				$ 37,691
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €				€ 0			€ 0
Noncurrent assets | €				0			0
Current liabilities | €				95			49
Noncurrent liabilities | €				€ 0			€ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18